U.S. GOVERNMENT SECURITIES FUND

Portfolio of Investments (Unaudited)

5/31/2020

Security Description	Par Value	Value

Government National Mortgage Association (3.16%)
3.5% 11/20/2044	290,203	312,399
0.055% 01/15/2025	27,122	29,758
5.50% 04/15/2036	111,137	129,822
6.00% 01/15/2026	77,506	87,256
5.00% 03/15/2038	129,884	149,440
6.00% 06/15/2038	50,808	58,761
Total Government National Mortgage Association (Cost $697,385)		767,436

United States Treasury Bonds (16.08%)
6.00% 02/15/2026	800,000	1,054,250
6.375% 08/15/2027	400,000	567,617
5.00% 05/15/2037	500,000	822,295
2.75% 08/15/2042	400,000	511,641
2.25% 08/15/2046	800,000	949,125
Total United States Treasury Bonds (Cost $3,379,778)		3,904,928

United States Treasury Notes (79.78%)
2.25% 08/15/2027	3,800,000	4,273,441
3.125% 11/15/2028	1,200,000	1,453,453
3.625% 02/15/2021	2,300,000	2,355,793
2.125% 08/15/2021	1,200,000	1,227,867
2.00% 02/15/2022	2,900,000	2,990,965
2.5% 08/15/2023	2,600,000	2,791,242
2.125% 02/29/2024	1,300,000	1,391,889
2.125% 05/15/2025	2,200,000	2,395,250
0.375% 03/31/2022	500,000	501,992
Total United States Treasury Notes (Cost $18,359,457)		19,381,892

Total Investments (Cost $22,436,621) (a) (99.02%)		24,054,256
Other Net Assets (0.98%)		238,913
Net Assets (100.00%)		24,293,169

(a)	Aggregate cost for federal income tax purposes is $22,436,621.

At May 31, 2020, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	1,617,635
Unrealized depreciation	-
Net unrealized appreciation	1,617,635

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.